UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seasons Capital Management LLC
Address: 50 California Street
         Suite 2750
         San Francisco, CA  94111

13F File Number:  28-10722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathlyne Kiaie
Title:     Chief Compliance Officer
Phone:     (415) 247 5300

Signature, Place, and Date of Signing:

     /s/ Kathlyne Kiaie     San Francisco, CA     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $2,871,958 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        UNIT 99/99/9999  00489A206     6434   887431 SH       SOLE                   887431        0        0
ADVANCED MICRO DEVICES INC     COM              007903107    21700  1066316 SH       SOLE                  1066316        0        0
ADVANCED MICRO DEVICES INC     COM              007903107    81400  4000000 SH  PUT  SOLE                  4000000        0        0
ALCATEL-LUCENT                 SPONSORED ADR    013904305    56876  3999740 SH       SOLE                  3999740        0        0
ALLTEL CORP                    COM              020039103    16669   275608 SH       SOLE                   275608        0        0
ALLTEL CORP                    COM              020039103    30240   500000 SH  CALL SOLE                   500000        0        0
ALTIRIS INC                    COM              02148M100     6554   258219 SH       SOLE                   258219        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    55630  1230213 SH       SOLE                  1230213        0        0
AMERICAN TOWER CORP            CL A             029912201   138363  3711444 SH       SOLE                  3711444        0        0
ANALOG DEVICES INC             COM              032654105    56345  1714173 SH       SOLE                  1714173        0        0
APPLE COMPUTER INC             COM              037833100    84217   992652 SH       SOLE                   992652        0        0
BROADCOM CORP                  CL A             111320107    10118   313158 SH       SOLE                   313158        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    20530   520400 SH  PUT  SOLE                   520400        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    12517   317300 SH  PUT  SOLE                   317300        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    75306  1908888 SH       SOLE                  1908888        0        0
CIENA CORP                     COM NEW          171779309    47714  1721922 SH       SOLE                  1721922        0        0
CNET NETWORKS INC              COM              12613R104    13840  1522591 SH       SOLE                  1522591        0        0
COMCAST CORP NEW               CL A             20030N101    12778   301867 SH       SOLE                   301867        0        0
CONEXANT SYSTEMS INC           COM              207142100    55774 27340193 SH       SOLE                 27340193        0        0
CORNING INC                    COM              219350105    16839   900000 SH       SOLE                   900000        0        0
CROWN CASTLE INTL CORP         COM              228227104    64596  1999872 SH       SOLE                  1999872        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    52640  3120356 SH       SOLE                  3120356        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    50610  3000000 SH  PUT  SOLE                  3000000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    42175  2500000 SH  CALL SOLE                  2500000        0        0
DIAMONDS TR                    UNIT SER 1       252787106   111098   893000 SH       SOLE                   893000        0        0
DIEBOLD INC                    COM              253651103    26643   571738 SH       SOLE                   571738        0        0
E M C CORP MASS                COM              268648102    61886  4688320 SH       SOLE                  4688320        0        0
EBAY INC                       COM              278642103    44672  1485615 SH       SOLE                  1485615        0        0
ELECTRONIC ARTS INC            COM              285512109    39839   791080 SH       SOLE                   791080        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102     5316   199988 SH       SOLE                   199988        0        0
EQUINIX INC                    COM NEW          29444U502     4951    65467 SH       SOLE                    65467        0        0
FIRST SOLAR INC                COM              336433107    14920   500000 SH       SOLE                   500000        0        0
FOUNDRY NETWORKS INC           COM              35063R100     9494   633790 SH       SOLE                   633790        0        0
GARMIN LTD                     ORD              G37260109    65215  1171673 SH       SOLE                  1171673        0        0
GOOGLE INC                     CL A             38259P508    92096   200000 SH  PUT  SOLE                   200000        0        0
GOOGLE INC                     CL A             38259P508   108684   236023 SH       SOLE                   236023        0        0
HARMAN INTL INDS INC           COM              413086109    49978   500227 SH       SOLE                   500227        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     3820   268101 SH       SOLE                   268101        0        0
HEWLETT PACKARD CO             COM              428236103    45828  1112604 SH       SOLE                  1112604        0        0
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106     6264  1310538 SH       SOLE                  1310538        0        0
HUTCHINSON TECHNOLOGY INC      COM              448407106     9528   404262 SH       SOLE                   404262        0        0
INTEL CORP                     COM              458140100    68850  3400000 SH  PUT  SOLE                  3400000        0        0
ISHARES TR                     RUSSELL 2000     464287655   273105  3500000 SH  PUT  SOLE                  3500000        0        0
ISILON SYS INC                 COM              46432L104     4066   148562 SH       SOLE                   148562        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507     8447   507031 SH       SOLE                   507031        0        0
LINEAR TECHNOLOGY CORP         COM              535678106    41317  1362695 SH       SOLE                  1362695        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101    53144  1735610 SH       SOLE                  1735610        0        0
MEMC ELECTR MATLS INC          COM              552715104    16831   430025 SH       SOLE                   430025        0        0
MICRON TECHNOLOGY INC          COM              595112103     5925   424420 SH       SOLE                   424420        0        0
NCR CORP NEW                   COM              62886E108    61063  1428040 SH       SOLE                  1428040        0        0
NOVELLUS SYS INC               COM              670008101   103260  3000000 SH  PUT  SOLE                  3000000        0        0
NVIDIA CORP                    COM              67066G104    38698  1045616 SH       SOLE                  1045616        0        0
NVIDIA CORP                    COM              67066G104    11103   300000 SH  PUT  SOLE                   300000        0        0
NVIDIA CORP                    COM              67066G104    55515  1500000 SH  PUT  SOLE                  1500000        0        0
NVIDIA CORP                    COM              67066G104    37010  1000000 SH  PUT  SOLE                  1000000        0        0
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     5693   665863 SH       SOLE                   665863        0        0
POWER INTEGRATIONS INC         COM              739276103     8018   341908 SH       SOLE                   341908        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    52782  1991756 SH       SOLE                  1991756        0        0
SHUFFLE MASTER INC             COM              825549108     9555   364678 SH       SOLE                   364678        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101    26962  1056520 SH       SOLE                  1056520        0        0
SPANSION INC                   COM CL A         84649R101    10189   685668 SH       SOLE                   685668        0        0
SYMBOL TECHNOLOGIES INC        COM              871508107    31452  2105222 SH       SOLE                  2105222        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108     7703   423700 SH  CALL SOLE                   423700        0        0
ULTRATECH INC                  COM              904034105     5334   427368 SH       SOLE                   427368        0        0
VIACOM INC NEW                 CL B             92553P201    74365  1812452 SH       SOLE                  1812452        0        0
WYNN RESORTS LTD               COM              983134107    32995   351573 SH       SOLE                   351573        0        0
XILINX INC                     COM              983919101    14300   600601 SH       SOLE                   600601        0        0
YAHOO INC                      COM              984332106    45238  1771263 SH       SOLE                  1771263        0        0
YAHOO INC                      COM              984332106    38941  1524700 SH  CALL SOLE                  1524700        0        0